Summary of accounting policies	6 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Summary of accounting policies
1. Summary of accounting policies:
Restatement of historical interim consolidated financial statements
Nature of errors
During the quarter ended March 31, 2024, the Company identified classification and presentation errors within the consolidated statements of cash flows as reported in historical interim financial statements. These classification errors related to the incorrect classification of cash flows arising from certain non-trading loans, other financial and non-financial transactions within operating rather than investing or financing activities. These presentation errors related to the presentation of certain cash flows from non-trading debt securities, short-term borrowings and other financial and non-financial transactions on a net rather than gross basis. None of these errors impact the consolidated balance sheets, consolidated statements of income or consolidated statements of comprehensive income and therefore do not impact previously reported earnings per share amounts.
The Company has concluded that certain of these errors are material and therefore the Company has restated comparative amounts included in the consolidated statements of cash flows during the six months ended September 30, 2022 and September 30, 2023 to correct the identified classification and presentation errors.
The following tables present the impact of correction of each of these errors on prior amounts as previously reported in specific line items in the consolidated statement of cash flows and the restated amounts for the six months ended September 30, 2022 and September 30, 2023.

Six months ended September 30, 2023 Millions of yen
As Previously Reported		Adjustment	As Restated
Line item	Amount		Line item	Amount
[Line item not previously reported]	—	(224)	Provision for credit losses	(224)
Time deposits	(9,293)	9,293	[Line item removed]	—
Trading assets and private equity and debt investments	(609,071)	4,653	Trading assets and private equity and debt investments	(604,418)
Other secured borrowings	(43,730)	43,730	[Line item removed]	—
Loans and receivables, net of allowance for credit losses	(383,335)	228,577	Margin loans and receivables	(154,758)
Other, net	(95,506)	55,912	Other, net	(39,594)

Net cash used in operating activities	(147,809)	341,941	Net cash provided by (used in) operating activities	194,132

[Line item not previously reported]	—	(244,577)	Payments for placements of time deposits	(244,577)
[Line item not previously reported]	—	234,987	Proceeds from redemption or maturity of time deposits	234,987
Payments for purchases of investments in equity securities	(13)	13	[Line item removed]	—
Proceeds from sales of investments in equity securities	9,901	(9,901)	[Line item removed]	—
[Line item not previously reported]	—	(8,105)	Payments for purchases of equity investments	(8,105)
[Line item not previously reported]	—	24,156	Proceeds from sales of equity investments	24,156
Increase in loans receivable at banks, net	(38,020)	1,199	Net cash outflows from loans receivable at banks	(36,821)
[Line item not previously reported]	—	(1,971,685)	Payments for purchases or origination of other non-trading loans	(1,971,685)
[Line item not previously reported]	—	1,724,607	Proceeds from sales or repayments of other non-trading loans	1,724,607
Decrease in non-trading debt securities, net	2,376	(2,376)	[Line item removed]	—
[Line item not previously reported]	—	(61,663)	Payments for purchases of non-trading debt securities	(61,663)
[Line item not previously reported]	—	60,163	Proceeds from sales or maturity of non-trading debt securities	60,163
Business combinations or disposals, net	(446)	—	Acquisitions, net of cash acquired	(446)
			Divestures, net of cash disposed of	—
Increase in investments in affiliated companies, net	(26,947)	26,947	[Line item removed]	—
[Line item not previously reported]	—	(27,517)	Payments for purchases of investments in affiliated companies	(27,517)
[Line item not previously reported]	—	820	Proceeds from sales of investments in affiliated companies	820
Other, net	2,400	(18,730)	Other, net	(16,330)

Net cash used in investing activities	(61,216)	(271,662)	Net cash used in investing activities	(332,878)

Increase in long-term borrowings	1,493,493	135,174	Proceeds from issuances of long-term borrowings	1,628,667
Decrease in long-term borrowings	(993,655)	(146,473)	Payments for repurchases or maturity of long-term borrowings	(1,140,128)
Increase (decrease) in short-term borrowings, net	(11,883)	11,883	[Line item removed]	—
[Line item not previously reported]	—	842,108	Proceeds from issuances of short-term borrowings	842,108
[Line item not previously reported]	—	(818,367)	Payments for repurchases or maturity of short-term borrowings	(818,367)
[Line item not previously reported]	—	(88,631)	Net cash inflows (outflows) from interbank money market borrowing s	(88,631)
[Line item not previously reported]	—	6,269	Net cash inflows (outflows) from other secured borrowings	6,269
Increase (decrease) in deposits received at banks, net	(145,856)	427	Net cash inflows (outflows) from deposits received at banks	(145,429)
[Line item not previously reported]	—	(12,669)	Payments for withholding taxes on stock-based compensation	(12,669)

Net cash provided by financing activities	293,768	(70,279)	Net cash provided by financing activities	223,489

Six months ended September 30, 2022 Millions of yen
As Previously Reported		Adjustment	As Restated
Line item	Amount		Line item	Amount
[Line item not previously reported]	—	(647)	Provision for credit losses	(647)
Time deposits	(8,439)	8,439	[Line item removed]	—
Trading assets and private equity and debt investments	(1,293,513)	(4,231)	Trading assets and private equity and debt investments	(1,297,744)
Other secured borrowings	(70,778)	70,778	[Line item removed]	—
Loans and receivables, net of allowance for credit losses	(275,360)	112,374	Margin loans and receivables	(162,986)
Other, net	(84,920)	(138,781)	Other, net	(223,701)

Net cash used in operating activities	(659,896)	47,932	Net cash provided by (used in) operating activities	(611,964)

[Line item not previously reported]	—	(99,908)	Payments for placements of time deposits	(99,908)
[Line item not previously reported]	—	94,492	Proceeds from redemption or maturity of time deposits	94,492
Proceeds from sales of investments in equity securities	816	(816)	[Line item removed]	—
[Line item not previously reported]	—	(1,756)	Payments for purchases of equity investments	(1,756)
[Line item not previously reported]	—	7,443	Proceeds from sales of equity investments	7,443
Increase in loans receivable at banks, net	(33,031)	1,342	Net cash outflows from loans receivable at banks	(31,689)
[Line item not previously reported]	—	(2,721,023)	Payments for purchases or origination of other non-trading loans	(2,721,023)
[Line item not previously reported]	—	2,581,870	Proceeds from sales or repayments of other non-trading loans	2,581,870
[Line item not previously reported]	—	(961)	Net cash outflows from interbank money market loans	(961)
Decrease in non-trading debt securities, net	57,442	—	Payments for purchases of non-trading debt securities	(28,261)
			Proceeds from sales or maturity of non-trading debt securities	85,703
Increase in investments in affiliated companies, net	(2,822)	—	Payments for purchases of investments in affiliated companies	(3,000)
			Proceeds from sales of investments in affiliated companies	178
Other, net	480	(24,817)	Other, net	(24,337)

Net cash used in investing activities	(7,760)	(164,134)	Net cash used in investing activities	(171,894)

Increase in long-term borrowings	991,025	105,958	Proceeds from issuances of long-term borrowings	1,096,983
Decrease in long-term borrowings	(525,048)	(18,392)	Payments for repurchases or maturity of long-term borrowings	(543,440)
Increase (decrease) in short-term borrowings, net	121,210	(121,210)	[Line item removed]	—
[Line item not previously reported]	—	1,340,872	Proceeds from issuances of short-term borrowings	1,340,872
[Line item not previously reported]	—	(1,112,505)	Payments for repurchases or maturity of short-term borrowings	(1,112,505)
[Line item not previously reported]	—	2,309	Net cash inflows (outflows) from interbank money market borrowing s	2,309
[Line item not previously reported]	—	(70,777)	Net cash inflows (outflows) from other secured borrowings	(70,777)
Increase (decrease) in deposits received at banks, net	232,810	(9,386)	Net cash inflows (outflows) from deposits received at banks	223,424
[Line item not previously reported]	—	(9,060)	Payments for withholding taxes on stock-based compensation	(9,060)
Contributions from noncontrolling interests	3,334	29,565	Contributions from noncontrolling interests	32,899
Distributions to noncontrolling interests	(2,440)	(21,172)	Distributions to noncontrolling interests	(23,612)

Net cash provided by financing activities	755,431	116,202	Net cash provided by financing activities	871,633

Description of business —
Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.
Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Investment Management and Wholesale.
In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Investment Management segment, Nomura mainly provides various investment management services and investment solutions such as establishing and managing investment trusts, discretionary investment services for domestic and overseas investors, investment and management for investment corporation and for funds for institutional investors, and management of Tokumei kumiai (silent partnerships). In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, foreign exchange contracts and derivatives globally, and provides investment banking services such as the underwriting and distribution of debt and equity securities as well as mergers and acquisitions and financial advisory.
The accounting and financial reporting policies of Nomura conform to U.S. generally accepted accounting principles (“U.S. GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form 20-F for the year ended March 31, 2023 as filed on June 28, 2023 as amended by certain new accounting pronouncements adopted by the Company during the six months ended September 30, 2023 and discussed further below.

Use of estimates —
There have been no significant adverse changes in accounting estimates used by management which have had a significant adverse effect on the Company’s financial position or financial performance during the six months ended September 30, 2023.
New accounting pronouncements recently adopted —
No new accounting pronouncements relevant to Nomura were adopted during the three months ended September 30, 2023.
The following table presents a summary of new accounting pronouncements relevant to Nomura which have been adopted since April 1, 2023, the date of adoption by Nomura and whether the new accounting pronouncement has had a material financial impact on these consolidated financial statements on adoption or prospectively since adoption:

Pronouncement	Summary of new guidance	Adoption date and method of adoption	Effect on these consolidated financial statements
ASU 2022-02 “Financial instruments – Credit losses (Topic 326): Troubled debt restructurings and vintage disclosures”
•  Eliminates specific recognition and measurement guidance for troubled debt restructurings (“TDRs”). Single guidance to be applied to all modifications when determining whether a modification results in a new receivable or a continuation of an existing receivable.

•  Requires to use a discounted cash flow (“DCF”) or reconcilable method for measurement of current expected credit losses for modified receivables is removed; where a DCF method is used for the measurement, an effective interest rate (EIR) derived from the modified contractual terms should be applied.

•  Enhances disclosures by creditors for modifications of receivables from debtors experiencing financial difficulty in the form of principal forgiveness, an interest rate reduction, other-than-insignificant payment delay or term extension.

•  Augments the current requirements for public business entity creditors to disclose current-period gross write-offs by year of origination (i.e., the vintage year) for financing receivables and net investments in leases.
		Nomura has adopted the amendments prospectively from April 1, 2023.	No material financial impact on initial adoption or since adoption. See Note 7. “ Financing receivables ” for related new disclosures.
Future accounting developments —
The following table presents a summary of new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after October 1, 2023, the expected date of adoption by Nomura and whether the new accounting pronouncement may have a material financial impact on these consolidated financial statements on initial adoption or prospectively:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated financial statements
ASU 2022-03 “Fair value measurement (Topic 820)”
•  Clarifies that a contractual sale restriction is an entity-specific characteristic and therefore should not be considered in the fair value measurement of an equity security.

•  Enhances disclosures for fair value of investments in equity securities subject to contractual sale restrictions, nature and remaining duration of the restrictions and circumstances that could cause a lapse in the restrictions.
		Nomura currently plans to adopt the amendments prospectively from April 1, 2024.	No material financial impact expected.